Inventory (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 7,240		$ 7,240		$ 17,411	$ 19,888
Finished goods	216,279		216,279		414,480	434,244
Total inventory	223,519		223,519		431,891	454,132
Write-off of inventory	$ 0	$ 15,000	$ 85,000	$ 34,000	$ 42,000	$ 282,000